Warrant Liabilities	6 Months Ended
Jun. 30, 2023
Warrant Liabilities [Abstract]
Warrant liabilities

Note 16. Warrant liabilities

	As of June 30, 2023	As of December 31, 2022
Public warrants	$3,800	$9,200
Private warrants[1]	661	1,716
	$4,461	$10,916

[1]	Private warrants include 2,875,000 held by the former SPAC sponsors deposited in an escrow account.

Note 16.1. Public warrants

	As of June 30, 2023	As of December 31, 2022
As of January 1	$9,200	$16,000
Acquired public warrants	—	—
Fair value remeasurement	(5,400)	(6,800)
Balance as of June 30/December 31	$3,800	$9,200

The fair value of the Public Warrants decreased for the six months ended June 30, 2023 by $5,400 (decreased for the year ended December 31, 2022: $6,800). Refer to Note 7. Finance expenses, net.

Note 16.2. Private warrants

	As of June 30, 2023	As of December 31, 2022
As of January 1	$1,716	$7,112
Acquired private warrants	—	—
Fair value remeasurement	(1,055)	(5,396)
Balance as of June 30/December 31	$661	$1,716

The fair value of the Private Warrants decreased for the six months ended June 30, 2023 by $1,055 (decreased for the year ended December 31, 2022: $5,396). Refer to Note 7. Finance expenses, net.